Related Parties - General Services Agreement (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
General operating expenses	$ 582	$ 586	$ 2,323	$ 2,104	$ 2,027
Total derivatives with related parties
Related Party Transaction [Line Items]
General operating expenses	47	23	131	349	317
Total derivatives with related parties | General Services Agreement
Related Party Transaction [Line Items]
Due to related parties	230		311	262
Due from related parties	52		54	43
General operating expenses	$ 47	$ 6	$ 114	$ 229	$ 204